Related Party Transactions (Details)				1 Months Ended	8 Months Ended	12 Months Ended
	Jul. 03, 2023 shares	Dec. 20, 2022 $ / shares	Sep. 18, 2021 USD ($) shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 18, 2023 USD ($)	Sep. 12, 2023 USD ($)	Jun. 09, 2023 USD ($)	May 08, 2023 USD ($)	Dec. 13, 2022 USD ($)	Jun. 18, 2021 USD ($)
Related Party Transaction [Line Items]
Consideration for founder shares (in Shares) | shares					1,864,294
Individual amount paid						$ 0	$ 50,000
Precentage of related party						9.89%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Precentage of related party						16.33%
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Precentage of related party						14.99%
Investor [Member]
Related Party Transaction [Line Items]
Precentage of related party						7.69%
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Number of dividends				1
Number of trading days						20 days
Loans under promissory note						$ 1,555,000	650,000	$ 160,000	$ 220,000	$ 275,000	$ 250,000
Incurred under this agreement						0	180,000
Fee amount						465,000
Amount paid						1,162,500
Individual amount paid						20,000
Consulting fees incurred under this agreement						200,000	$ 240,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Aggregate principal amount						1,500,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Aggregate principal amount						1,600,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Consideration for founder shares (in Shares) | shares			4,598,750
Common stock dividends per share (in Dollars per share) | $ / shares				$ 0.017
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor provided funds to pay for certain costs totaling			$ 25,000
Founder shares stock dividend (in Shares) | shares				4,679,125
Monthly consulting fees						$ 15,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate to cover expenses												$ 1,500,000	$ 300,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock subject to forfeiture (in Shares) | shares						592,875
Common stock equals or exceeds per share (in Dollars per share) | $ / shares						$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Aggregate to cover expenses						$ 1,500,000
Business combination entity at a price per share (in Dollars per share) | $ / shares						$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Outstanding balance owed to the sponsor						$ 75,000
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock subject to forfeiture (in Shares) | shares						250,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Consideration for founder shares (in Shares) | shares						9,192,500
Common stock equals or exceeds per share (in Dollars per share) | $ / shares		$ 10.2
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder shares into an equal number of shares of class A common stock (in Shares) | shares	4,596,250
Over-Allotment Option [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sponsor forfeited founder shares (in Shares) | shares			82,875